Supplemental Guarantor Condensed Financial Information (Condensed Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Mar. 29, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Financial Position [Line Items]
Cash and cash equivalents	$ 315.8	$ 418.8	$ 484.4	$ 622.3	$ 434.1	$ 458.7
Receivables, net of allowances	1,200.3	1,171.7		1,182.1
Inventories, net	1,328.3	1,239.6		1,273.6
Deferred income taxes	49.9	50.2		39.5
Prepaid expenses and other	118.2	126.2		133.0
Total current assets	3,012.5	3,006.5		3,250.5
Property, plant and equipment, net	1,076.1	1,092.0		1,193.9
Deferred income taxes	15.8	15.8		12.8
Intercompany accounts	0	0		0
Investment in subsidiaries	0	0		0
Goodwill	27.2	184.6		187.6	171.4
Intangible assets, net	84.5	182.9		202.9
Unconsolidated affiliated companies	18.8	19.0		18.9
Other non-current assets	73.6	78.1		66.0
Total assets	4,308.5	4,578.9		4,932.6
Accounts payable	975.1	870.6		1,003.0
Accrued liabilities	402.6	434.9		496.1
Current portion of long-term debt	285.6	250.3		511.2
Total current liabilities	1,663.3	1,555.8		2,010.3
Long-term debt	1,182.4	1,136.6		938.9
Deferred income taxes	215.6	233.8		223.9
Intercompany accounts	0	0		0
Other liabilities	237.2	255.9		292.7
Total liabilities	3,298.5	3,182.1		3,465.8
Redeemable non-controlling interest	16.7	17.0		18.6
Total Company shareholders' equity	918.7	1,280.2		1,331.7
Non-controlling interest	74.6	99.6		116.5
Total liabilities and equity	4,308.5	4,578.9		4,932.6
Parent Company [Member]
Schedule Of Financial Position [Line Items]
Cash and cash equivalents	0	0.2	57.3	65.3	0.1	29.0
Receivables, net of allowances	0	0		0
Inventories, net	0	0		0
Deferred income taxes	0	0		0
Prepaid expenses and other	1.9	1.9		2.3
Total current assets	1.9	2.1		67.6
Property, plant and equipment, net	0.6	0.6		0.4
Deferred income taxes	0	0		0
Intercompany accounts	1,284.6	1,305.5		1,566.7	1,210.4	1,169.7
Investment in subsidiaries	724.4	1,050.4		1,086.9
Goodwill	0	0		0
Intangible assets, net	0	0		0
Unconsolidated affiliated companies	0	0		0
Other non-current assets	13.3	13.7		15.3
Total assets	2,024.8	2,372.3		2,736.9
Accounts payable	0	0		0
Accrued liabilities	27.1	13.8		12.1
Current portion of long-term debt	0	0		334.6
Total current liabilities	27.1	13.8		346.7
Long-term debt	902.4	902.0		900.5
Deferred income taxes	175.4	175.2		156.9
Intercompany accounts	0	0		0
Other liabilities	1.2	1.1		1.1
Total liabilities	1,106.1	1,092.1		1,405.2
Redeemable non-controlling interest	0	0		0
Total Company shareholders' equity	918.7	1,280.2		1,331.7
Non-controlling interest	0	0		0
Total liabilities and equity	2,024.8	2,372.3		2,736.9
Guarantor Subsidiaries [Member]
Schedule Of Financial Position [Line Items]
Cash and cash equivalents	2.0	2.2	23.5	44.2	8.5	2.9
Receivables, net of allowances	262.9	258.5		277.6
Inventories, net	492.6	438.0		460.0
Deferred income taxes	23.1	23.3		24.4
Prepaid expenses and other	29.2	32.7		20.9
Total current assets	809.8	754.7		827.1
Property, plant and equipment, net	226.4	231.9		238.2
Deferred income taxes	0	0		0
Intercompany accounts	519.5	507.7		491.0
Investment in subsidiaries	1,008.4	1,332.3		1,367.4
Goodwill	13.8	13.7		15.0
Intangible assets, net	15.1	15.5		17.7
Unconsolidated affiliated companies	7.9	8.0		7.3
Other non-current assets	33.6	33.8		26.4
Total assets	2,634.5	2,897.6		2,990.1
Accounts payable	170.9	118.5		103.8
Accrued liabilities	85.6	103.9		109.1
Current portion of long-term debt	0	0		0
Total current liabilities	256.5	222.4		212.9
Long-term debt	264.4	225.0		0
Deferred income taxes	(18.0)	(19.4)		(18.2)
Intercompany accounts	1,327.4	1,339.7		1,606.9
Other liabilities	79.8	79.5		101.6
Total liabilities	1,910.1	1,847.2		1,903.2
Redeemable non-controlling interest	0	0		0
Total Company shareholders' equity	724.4	1,050.4		1,086.9
Non-controlling interest	0	0		0
Total liabilities and equity	2,634.5	2,897.6		2,990.1
Non-Guarantor Subsidiaries [Member]
Schedule Of Financial Position [Line Items]
Cash and cash equivalents	313.8	416.4	403.6	512.8	425.5	426.8
Receivables, net of allowances	937.4	913.2		904.5
Inventories, net	835.7	801.6		813.6
Deferred income taxes	26.8	26.9		15.1
Prepaid expenses and other	87.1	91.6		109.8
Total current assets	2,200.8	2,249.7		2,355.8
Property, plant and equipment, net	849.1	859.5		955.3
Deferred income taxes	15.8	15.8		12.8
Intercompany accounts	44.8	35.8		40.2
Investment in subsidiaries	0	0		0
Goodwill	13.4	170.9		172.6
Intangible assets, net	69.4	167.4		185.2
Unconsolidated affiliated companies	10.9	11.0		11.6
Other non-current assets	26.7	30.6		24.3
Total assets	3,230.9	3,540.7		3,757.8
Accounts payable	804.2	752.1		899.2
Accrued liabilities	289.9	317.2		374.9
Current portion of long-term debt	285.6	250.3		176.6
Total current liabilities	1,379.7	1,319.6		1,450.7
Long-term debt	15.6	9.6		38.4
Deferred income taxes	58.2	78.0		85.2
Intercompany accounts	521.5	509.3		491.0
Other liabilities	156.2	175.3		190.0
Total liabilities	2,131.2	2,091.8		2,255.3
Redeemable non-controlling interest	16.7	17.0		18.6
Total Company shareholders' equity	1,008.4	1,332.3		1,367.4
Non-controlling interest	74.6	99.6		116.5
Total liabilities and equity	3,230.9	3,540.7		3,757.8
Eliminations [Member]
Schedule Of Financial Position [Line Items]
Cash and cash equivalents	0	0	0	0	0	0
Receivables, net of allowances	0	0		0
Inventories, net	0	0		0
Deferred income taxes	0	0		0
Prepaid expenses and other	0	0		0
Total current assets	0	0		0
Property, plant and equipment, net	0	0		0
Deferred income taxes	0	0		0
Intercompany accounts	(1,848.9)	(1,849.0)		(2,097.9)
Investment in subsidiaries	(1,732.8)	(2,382.7)		(2,454.3)
Goodwill	0	0		0
Intangible assets, net	0	0		0
Unconsolidated affiliated companies	0	0		0
Other non-current assets	0	0		0
Total assets	(3,581.7)	(4,231.7)		(4,552.2)
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Current portion of long-term debt	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Deferred income taxes	0	0		0
Intercompany accounts	(1,848.9)	(1,849.0)		(2,097.9)
Other liabilities	0	0		0
Total liabilities	(1,848.9)	(1,849.0)		(2,097.9)
Redeemable non-controlling interest	0	0		0
Total Company shareholders' equity	(1,732.8)	(2,382.7)		(2,454.3)
Non-controlling interest	0	0		0
Total liabilities and equity	$ (3,581.7)	$ (4,231.7)		$ (4,552.2)